Taxes	12 Months Ended
Mar. 31, 2023
Taxes [Abstract]
TAXES

NOTE 14 – TAXES

(a)	Corporate Income Taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Japan

The Company and its subsidiary in Japan are mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 30.6%, 34.0% and 34.0% for the fiscal years ended March 31, 2023, 2022, and 2021, respectively.

Hong Kong

TLS is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000 for the fiscal years ended March 31, 2023, 2022, and 2021.

PRC

Qingzhiliangpin is incorporated in the PRC, and is subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax Law of PRC, domestic enterprises and Foreign Investment Enterprises are subject to a unified 25% enterprise income tax rate.

Malaysia

Reiwatakiya is incorporated in Malaysia, and is governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 (approximately $566,000) or less) is 17% for the first MYR600,000 (approximately $136,000) taxable income, with the remaining balance being taxed at the 24% rate.

The income (loss) before tax were as follows:

	For the Years Ended December 31,
	2023	2022	2021

Japan	$(7,503,560)	$5,749,422	$9,068,823
Hong Kong	(59,307)	359,534	(809,448)
PRC	239,733	49,868	-
Malaysia	(11,288)	-	-
Income (loss) before tax	(7,334,422)	6,158,824	8,259,375

The components of the income tax provision were as follows:

	For the Fiscal Years Ended December 31,
	2023	2022	2021
Current tax provision (benefit)
Japan	$(4,277,928)	$2,301,944	$3,541,410
Hong Kong	-	-	-
PRC	142,558	-	-
Malaysia	-	-	-
	(4,135,370)	2,301,944	3,541,410
Deferred tax provision (benefit)
Japan	$4,849,770	$(122,276)	$(234,362)
Hong Kong	-	55,008	-
PRC	-	-	-
Malaysia	-	-	-
	4,849,770	(67,268)	(234,362)
Income tax provisions	$714,400	$2,234,676	$3,307,048

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the fiscal years ended March 31, 2023, 2022, and 2021:

	For the Fiscal Years Ended March 31,
	2023	2022	2021

Japanese statutory income tax rate	30.6%	34.0%	34.0%
Non-deductible expenses	(1.2)%	1.7%	0.6%
Non-taxable income	-	(2.2)%	(4.2)%
Tax rate difference in non-Japan subsidiaries	(1.6)%	0.1%	1.3%
Change in valuation allowance	(5.9)%	0.5%	-
Effect of additional consumption tax charge from tax examination (1)	(30.8)%	-	-
Others	(0.8)%	(1.2)%	2.1%
Subtotal	(9.7)%	32.9%	33.8%
Undistributed retained earnings tax (2)	-	3.4%	6.2%
Effective tax rate	(9.7)%	36.3%	40.0%

(1)	This pertains to the tax effect resulted from the consumption tax examination (See note (c)–- tax payable).

(2)	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income taxes, the Company is also subjected to a special tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s share capital exceeds ¥100 million. URE tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends paid, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.

The Company’s deferred tax assets (liabilities), net comprised of the following:

	March 31, 2023	March 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	$1,434,120	$311,004
Accrued member rewards	39,019	32,693
Accrued employee bonus	46,564	74,219
Accrued asset retirement obligation	123,626	113,033
Accrued employee retirement pension	59,358	59,127
Investment loss from equity method investment	40,300	54,336
Net operating loss carry-forwards	3,187,904	376,661
Total deferred tax assets	4,930,891	1,021,073
Valuation allowance	(597,777)	(386,436)
Total deferred tax assets	4,333,114	634,637
Deferred tax liabilities:
Change in fair value of purchase option	(7,552)	(115,728)
Accrued interest income on consumption tax receivable	(19,894)	-
Compensation receivable for consumption tax	(8,756,745)	-
Total deferred tax liabilities	(8,784,191)	(115,728)
Deferred tax assets (liabilities), net	$(4,451,077)	$518,909

The Company’s movement of the valuation allowance were as follows:

	March 31, 2023	March 31, 2022
Beginning balance	$386,436	$351,943
Additions	214,389	39,096
Foreign currency translation adjustments	(3,048)	(4,603)
Ending balance	$597,777	$386,436

As of March 31, 2023, the Company had net operating loss carried forward from the entities in Japan of $8,780,785. The carry forward loss of $8,579,533 and $201,252 will expire by the fiscal year ended March 31, 2029 and 2030, respectively, if not utilized.

As of March 31, 2023, the Company had net operating loss carried forward from the entities in Hong Kong of $3,025,621, which can be offset against future taxable profit indefinitely.

(b)	Consumption tax

In Japan, consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the consolidated statements of income (loss) and comprehensive income (loss). Before October 1, 2019, the applicable consumption tax rate was 8%, and since October 1, 2019, the Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Company is exempted from paying consumption tax. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for consumption tax refund from the tax authorities for excess input consumption tax, which is recorded as consumption tax receivable in the prepaid expenses and other current assets on the balance sheets (See Note 7).

(c)	Taxes payable

Taxes payable consisted of the following:

	March 31, 2023	March 31, 2022
Income tax payable	$663,503	$723,550
Additional consumption tax payable due to tax examination (1)	16,597,264	-
Consumption tax payable and others	959,036	17,002
Total taxes payable	$18,219,803	$740,552

(1)

Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounted to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant was amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). The amount of consumption tax payable is currently waiting for the confirmation and the Company has also applied for payments by instalments, the application is currently waiting for approval by the Tokyo Regional Taxation Bureau.